Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Large Cap Focus Value Fund, Inc.
Entity Central Index Key	0000216557
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000006077 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.57%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	3.67%	10.34%	9.15%	7.96%
Russell 1000® Index	9.00	24.51	14.28	12.87
Russell 1000® Value Index	7.26	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,773,983,228
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,773,983,228
Number of Portfolio Holdings	48
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.3%
Health Care	17.5%
Industrials	13.0%
Consumer Discretionary	11.2%
Information Technology	8.4%
Communication Services	7.8%
Energy	6.8%
Consumer Staples	5.8%
Utilities	5.1%
Materials	3.8%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.3%
Citigroup, Inc.	3.9%
SS&C Technologies Holdings, Inc.	3.6%
First Citizens BancShares, Inc., Class A	3.6%
Cardinal Health, Inc.	3.1%
Comcast Corp., Class A	2.9%
WPP PLC	2.7%
CVS Health Corp.	2.7%
Dun & Bradstreet Holdings, Inc.	2.6%
L3Harris Technologies, Inc.	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.3%
Citigroup, Inc.	3.9%
SS&C Technologies Holdings, Inc.	3.6%
First Citizens BancShares, Inc., Class A	3.6%
Cardinal Health, Inc.	3.1%
Comcast Corp., Class A	2.9%
WPP PLC	2.7%
CVS Health Corp.	2.7%
Dun & Bradstreet Holdings, Inc.	2.6%
L3Harris Technologies, Inc.	2.6%
(b)Excludes short-term securities.
C000006074 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	3.58%	10.08%	8.85%	7.67%
Investor A Shares (with sales charge)	(1.86)	4.30	7.69	7.09
Russell 1000® Index	9.00	24.51	14.28	12.87
Russell 1000® Value Index	7.26	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,773,983,228
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,773,983,228
Number of Portfolio Holdings	48
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.3%
Health Care	17.5%
Industrials	13.0%
Consumer Discretionary	11.2%
Information Technology	8.4%
Communication Services	7.8%
Energy	6.8%
Consumer Staples	5.8%
Utilities	5.1%
Materials	3.8%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.3%
Citigroup, Inc.	3.9%
SS&C Technologies Holdings, Inc.	3.6%
First Citizens BancShares, Inc., Class A	3.6%
Cardinal Health, Inc.	3.1%
Comcast Corp., Class A	2.9%
WPP PLC	2.7%
CVS Health Corp.	2.7%
Dun & Bradstreet Holdings, Inc.	2.6%
L3Harris Technologies, Inc.	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.3%
Citigroup, Inc.	3.9%
SS&C Technologies Holdings, Inc.	3.6%
First Citizens BancShares, Inc., Class A	3.6%
Cardinal Health, Inc.	3.1%
Comcast Corp., Class A	2.9%
WPP PLC	2.7%
CVS Health Corp.	2.7%
Dun & Bradstreet Holdings, Inc.	2.6%
L3Harris Technologies, Inc.	2.6%
(b)Excludes short-term securities.
C000006076 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$84	1.64%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.64%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	3.15%	9.21%	7.97%	6.97%
Investor C Shares (with sales charge)	2.22	8.23	7.97	6.97
Russell 1000® Index	9.00	24.51	14.28	12.87
Russell 1000® Value Index	7.26	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,773,983,228
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,773,983,228
Number of Portfolio Holdings	48
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.3%
Health Care	17.5%
Industrials	13.0%
Consumer Discretionary	11.2%
Information Technology	8.4%
Communication Services	7.8%
Energy	6.8%
Consumer Staples	5.8%
Utilities	5.1%
Materials	3.8%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.3%
Citigroup, Inc.	3.9%
SS&C Technologies Holdings, Inc.	3.6%
First Citizens BancShares, Inc., Class A	3.6%
Cardinal Health, Inc.	3.1%
Comcast Corp., Class A	2.9%
WPP PLC	2.7%
CVS Health Corp.	2.7%
Dun & Bradstreet Holdings, Inc.	2.6%
L3Harris Technologies, Inc.	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.3%
Citigroup, Inc.	3.9%
SS&C Technologies Holdings, Inc.	3.6%
First Citizens BancShares, Inc., Class A	3.6%
Cardinal Health, Inc.	3.1%
Comcast Corp., Class A	2.9%
WPP PLC	2.7%
CVS Health Corp.	2.7%
Dun & Bradstreet Holdings, Inc.	2.6%
L3Harris Technologies, Inc.	2.6%
(b)Excludes short-term securities.
C000152172 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MBVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	3.75%	10.43%	9.24%	8.06%
Russell 1000® Index	9.00	24.51	14.28	12.87
Russell 1000® Value Index	7.26	14.37	8.68	8.49

Performance Inception Date	Feb. 04, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,773,983,228
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,773,983,228
Number of Portfolio Holdings	48
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.3%
Health Care	17.5%
Industrials	13.0%
Consumer Discretionary	11.2%
Information Technology	8.4%
Communication Services	7.8%
Energy	6.8%
Consumer Staples	5.8%
Utilities	5.1%
Materials	3.8%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.3%
Citigroup, Inc.	3.9%
SS&C Technologies Holdings, Inc.	3.6%
First Citizens BancShares, Inc., Class A	3.6%
Cardinal Health, Inc.	3.1%
Comcast Corp., Class A	2.9%
WPP PLC	2.7%
CVS Health Corp.	2.7%
Dun & Bradstreet Holdings, Inc.	2.6%
L3Harris Technologies, Inc.	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.3%
Citigroup, Inc.	3.9%
SS&C Technologies Holdings, Inc.	3.6%
First Citizens BancShares, Inc., Class A	3.6%
Cardinal Health, Inc.	3.1%
Comcast Corp., Class A	2.9%
WPP PLC	2.7%
CVS Health Corp.	2.7%
Dun & Bradstreet Holdings, Inc.	2.6%
L3Harris Technologies, Inc.	2.6%
(b)Excludes short-term securities.
C000007847 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$60	1.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	3.40%	9.66%	8.47%	7.30%
Russell 1000® Index	9.00	24.51	14.28	12.87
Russell 1000® Value Index	7.26	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,773,983,228
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,773,983,228
Number of Portfolio Holdings	48
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.3%
Health Care	17.5%
Industrials	13.0%
Consumer Discretionary	11.2%
Information Technology	8.4%
Communication Services	7.8%
Energy	6.8%
Consumer Staples	5.8%
Utilities	5.1%
Materials	3.8%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.3%
Citigroup, Inc.	3.9%
SS&C Technologies Holdings, Inc.	3.6%
First Citizens BancShares, Inc., Class A	3.6%
Cardinal Health, Inc.	3.1%
Comcast Corp., Class A	2.9%
WPP PLC	2.7%
CVS Health Corp.	2.7%
Dun & Bradstreet Holdings, Inc.	2.6%
L3Harris Technologies, Inc.	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.3%
Citigroup, Inc.	3.9%
SS&C Technologies Holdings, Inc.	3.6%
First Citizens BancShares, Inc., Class A	3.6%
Cardinal Health, Inc.	3.1%
Comcast Corp., Class A	2.9%
WPP PLC	2.7%
CVS Health Corp.	2.7%
Dun & Bradstreet Holdings, Inc.	2.6%
L3Harris Technologies, Inc.	2.6%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.